DEBT - Bank borrowings (Details) € in Millions, ¥ in Millions	1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 31, 2022 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 CNY (¥)	Aug. 31, 2022 CNY (¥)
Euro
Debt
Percentage points added to the reference rate	1.55%
RMB
Debt
Percentage points added to the reference rate	(0.15%)
Bank borrowings entered in August 2022
Debt
Weighted average interest rate (as a percent)		3.65%	3.65%
Repayment of line of credit facility | ¥			¥ 220
Bank borrowings entered in August 2022 | Euro
Debt
Repayment of line of credit facility		€ 70
Bank borrowings entered in August 2022 | RMB
Debt
Repayment of line of credit facility		€ 3
Long-term facility entered in August 2022
Debt
Maximum borrowing amount	€ 220
Term of debt instrument	3 years
Credit facility drawn down amount				€ 220
Term facility entered in August 2022 | RMB
Debt
Maximum borrowing amount | ¥						¥ 110
Credit facility drawn down amount | ¥					¥ 110
Revolving credit facility entered in August 2022
Debt
Maximum borrowing amount	€ 70
Term of debt instrument	35 months
Credit facility drawn down amount				€ 70
Revolving Credit Facility Expiring December 2022
Debt
Maximum borrowing amount	€ 70